LONG-TERM DEBT - MORTGAGES AND TERM LOAN	12 Months Ended
Jul. 31, 2014
LONG-TERM DEBT - MORTGAGES AND TERM LOAN [Abstract]
LONG-TERM DEBT - MORTGAGES AND TERM LOAN

3. LONG-TERM DEBT-MORTGAGES AND TERM LOAN:

			July 31, 2014		July 31, 2013
	Current
	Annual	Final	Due	Due	Due	Due
	Interest	Payment	Within	After	Within	After
	Rate	Date	One Year	One Year	One Year	One Year
Mortgages:
Fishkill, New York property	6.98%	2/18/15	$68,112	$1,470,463	$48,320	$1,538,575
Bond St. building, Brooklyn, NY	6.98%	2/18/15	171,888	3,710,872	121,942	3,882,760
Total			$240,000	$5,181,335	$170,262	$5,421,335

     The Company, on August 19, 2004, closed a loan with a bank for a $12,000,000 multiple draw term loan. The loan consists of: a) a permanent, first mortgage loan to refinance an existing first mortgage loan affecting the Fishkill, New York property, which matured on July 1, 2004 (the "First Permanent Loan"), b) a permanent subordinate mortgage loan in the amount of $1,870,000 (the "Second Permanent Loan"), and c) multiple, successively subordinate loans in the amount $8,295,274 ("Subordinate Building Loans"). The Company, in February 2008, converted the loan totaling $12,000,000 to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%. The outstanding balance of the loan totaling $5,318,490 will become due and payable on February 18, 2015. At this time, the Company is in the process of refinancing this mortgage with the current lender for an expected term of five (5) years.

      Estimated maturities of long-term debt-mortgages and term loan payable outstanding at July 31, 2014 are as follows: Years ending July 31, 2015 (included in current liabilities): $240,000; 2016: $240,000; 2017: $240,000; 2018: $240,000; 2019: $240,000 and thereafter, $4,221,335.

      The carrying value of all properties collateralizing the above debt is $25,447,800 at July 31, 2014.